Consolidated Statements of Shareholders' Equity - EUR (€) € in Thousands		Total	Issued and Outstanding Shares [Member]		Share Premium [Member]	Treasury Shares at Cost [Member]	Retained Earnings [Member]	Accumulated OCI [Member] [2]
Beginning Balance, shares at Dec. 31, 2013	[1]		440,852,000
Beginning Balance at Dec. 31, 2013		€ 6,922,427	€ 40,092		€ 2,912,862	€ (364,702)	€ 4,376,613	€ (42,438)
Components of comprehensive income:
Net income		1,196,640					1,196,640
Foreign currency translation and effective portion of hedges on net investments		230,388						230,388
Gain (loss) on financial instruments, net of taxes		24,066						24,066
Total comprehensive income, attributable to equity holders		1,451,094					1,196,640	254,454
CCIP:
Fair value differences	[3]	28,086			28,086
Purchase of treasury shares, shares	[1]		9,981,000
Purchase of treasury shares		700,000				700,000
Cancellation of treasury shares		0	€ 852			610,698	609,846
Share-based payments4		63,380			63,380
Issuance of shares, shares	[1]		2,064,000
Issuance of shares5		11,593	€ 186		6,250	64,561	46,904
Dividend paid		267,962					267,962
Tax benefit from share-based payments		€ 3,972			3,972
Ending Balance, shares at Dec. 31, 2014		432,935,288	432,935,000	[1]
Ending Balance at Dec. 31, 2014		€ 7,512,590	€ 39,426		3,002,050	(389,443)	4,648,541	212,016
Components of comprehensive income:
Net income		1,387,174					1,387,174
Foreign currency translation and effective portion of hedges on net investments		272,427						272,427
Gain (loss) on financial instruments, net of taxes		(12,123)						(12,123)
Total comprehensive income, attributable to equity holders		1,647,478					1,387,174	260,304
CCIP:
Fair value differences	[3]	17,888			17,888
Purchase of treasury shares, shares	[1]		6,273,000
Purchase of treasury shares		564,887	€ 297			564,590
Cancellation of treasury shares		0	€ 462			389,302	388,840
Share-based payments4		59,070			59,070
Issuance of shares, shares	[1]		1,325,000
Issuance of shares5		15,342	€ 119		12,336	87,809	60,250
Dividend paid		302,310					302,310
Tax benefit from share-based payments		€ 3,660			3,660
Ending Balance, shares at Dec. 31, 2015		427,986,682	427,987,000	[1]
Ending Balance at Dec. 31, 2015		€ 8,388,831	€ 38,786		3,070,332	(476,922)	5,284,315	472,320
Components of comprehensive income:
Net income		1,471,894
Foreign currency translation and effective portion of hedges on net investments		120,452						120,452
Gain (loss) on financial instruments, net of taxes		8,400						8,400
Total comprehensive income, attributable to equity holders		1,600,746					1,471,894	128,852
CCIP:
Fair value differences	[3]	27,927			27,927
Purchase of treasury shares, shares	[1]		4,763,000
Purchase of treasury shares		400,000	€ 0			400,000
Cancellation of treasury shares		0	€ 0			0	0
Share-based payments4	[4]	49,162			49,162
Issuance of shares, shares	[1],[5]		6,717,000
Issuance of shares5	[5]	598,798	€ 605		545,284	80,749	27,840
Dividend paid		445,865					445,865
Tax benefit from share-based payments		882			882
Ending Balance, shares at Dec. 31, 2016	[1]		429,941,000
Ending Balance at Dec. 31, 2016		€ 9,820,481	€ 39,391		€ 3,693,587	€ (796,173)	€ 6,282,504	€ 601,172

[1]	As of December 31, 2016, the number of issued shares was 439,199,514. This includes the number of issued and outstanding shares of 429,941,232 and the number of treasury shares of 9,258,282. As of December 31, 2015, the number of issued shares was 433,332,573. This includes the number of issued and outstanding shares of 427,986,682 and the number of treasury shares of 5,345,891. As of December 31, 2014, the number of issued shares was 438,073,643. This includes the number of issued and outstanding shares of 432,935,288 and the number of treasury shares of 5,138,355.
[2]	As of December 31, 2016, accumulated OCI, net of taxes, consists of EUR 593.1 million relating to foreign currency translation gain (2015: EUR 472.6 million gain; 2014: EUR 200.1 million gain) and EUR 8.1 million relating to unrealized gains on financial instruments (2015: EUR 0.3 million losses; 2014: EUR 11.9 million gains).
[3]	In 2016, EUR 27.9 million (2015: EUR 17.9 million; 2014: EUR 28.1 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).
[4]	Share-based payments include an amount of EUR 1.5 million in relation to the fair value compensation of unvested equity awards exchanged as part of the acquisition of HMI.
[5]	Issuance of shares includes 5,866,001 ordinary shares issued in relation to the acquisition of HMI for a total fair value of EUR 580.6 million.